Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary shares	Class A	Class B Ordinary shares	Class B	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Paranovus Entertainment Technology Limited shareholders’ equity	Non- controlling interests	Total
Balance at Mar. 31, 2020	$ 12,500				$ 15,044,002	$ 2,064,096	$ 66,623,204	$ (4,153,813)	$ 79,589,989		$ 79,589,989
Balance (in Shares) at Mar. 31, 2020	25,000,000
Ordinary shares issued for cash	$ 2,550				10,723,150				10,725,700		10,725,700
Ordinary shares issued for cash (in Shares)	5,100,000
Ordinary shares issued for services	$ 191				778,232				778,423		778,423
Ordinary shares issued for services (in Shares)	381,580
Statutory reserves						5,558,669	(5,558,669)
Contribution from non-controlling shareholders										112,418	112,418
Net income (loss)							786,356		786,356	(94,400)	691,956
Dividend							(375,000)		(375,000)		(375,000)
Foreign currency translation adjustments								3,240,192	3,240,192	2,873,378	6,113,570
Balance at Mar. 31, 2021	$ 15,241				26,545,384	7,622,765	61,475,891	(913,621)	94,745,660	2,891,396	97,637,056
Balance (in Shares) at Mar. 31, 2021	30,481,580
Ordinary shares issued for cash	$ 16,470				18,861,130				18,877,600		18,877,600
Ordinary shares issued for cash (in Shares)	32,940,000
Business acquisition	$ 7,100				7,379,220				7,386,320	3,924,220	11,310,540
Business acquisition (in Shares)	14,200,000
Convention of Class A Ordinary shares into Class B Ordinary shares	$ (6,048)		$ 6,048
Convention of Class A Ordinary shares into Class B Ordinary shares (in Shares)	(12,095,100)		12,095,100
Ordinary shares issued for services	$ 739				1,085,492				1,086,231		1,086,231
Ordinary shares issued for services (in Shares)	1,478,103
Net income (loss)							(49,190,610)		(49,190,610)	(4,829,471)	(54,020,081)
Foreign currency translation adjustments								5,220,157	5,220,157	(2,696,899)	2,523,258
Balance at Mar. 31, 2022	$ 33,502		$ 6,048		53,871,226	7,622,765	12,285,281	4,306,536	78,125,358	(710,754)	77,414,604
Balance (in Shares) at Mar. 31, 2022	67,004,583	67,004,583	12,095,100	12,095,100
Ordinary shares issued for cash	$ 30,000				5,970,000				6,000,000		6,000,000
Ordinary shares issued for cash (in Shares)	3,000,000
Share consolidation
Share consolidation (in Shares)	(63,504,908)		(11,640,345)
Business acquisition	$ 13,750				7,067,500				7,081,250		7,081,250
Business acquisition (in Shares)	1,375,000
Convention of Class A Ordinary shares into Class B Ordinary shares	$ (75)		$ 75
Convention of Class A Ordinary shares into Class B Ordinary shares (in Shares)	(150,000)		150,000
Net income (loss)							(71,738,874)		(71,738,874)	(448,242)	(72,187,116)
Foreign currency translation adjustments								(4,708,655)	(4,708,655)	272,988	(4,435,667)
Balance at Mar. 31, 2023	$ 77,177		$ 6,123		$ 66,908,726	$ 7,622,765	$ (59,453,593)	$ (402,119)	$ 14,759,079	$ (886,008)	$ 13,873,071
Balance (in Shares) at Mar. 31, 2023	7,724,675	7,724,675	604,755	612,255